Interest income, Interest expense and Other Finance Costs	12 Months Ended
Dec. 31, 2024
Interest income, Interest expense and Other Finance Costs
Interest income, Interest expense and Other Finance Costs
21.	Interest income, Interest expense and Other Finance Costs

Interest and finance related costs are presented below:

For the years ended December 31,	2024	2023	2022
Interest expense	53,628,356	58,680,985	35,077,293
Amortization of loan financing and modification gain	2,263,416	1,994,191	1,693,117
Bank charges and loan commitment fees	364,929	33,939	729,710
Other finance costs	795,979	469,951	581,855
Total	57,052,680	61,179,066	38,081,975

Interest income are presented below:

For the years ended December 31,	2024	2023	2022
Interest income from time deposits	2,575,741	3,428,321	668,032
Other interest income	869,462	676,243	53,496
Total	3,445,203	4,104,564	721,528